Condensed Statements of Operations and Comprehensive Loss of Parent Company (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Revenues		¥ 431,247	$ 62,722	¥ 469,533	¥ 363,823
Cost of revenues	[1]	(100,867)	(14,670)	(94,640)	(55,707)
Gross profit		330,380	48,052	374,893	308,116
Operating expenses:
Sales and marketing expenses	[1]	(166,176)	(24,169)	(192,413)	(139,781)
Research and development expenses	[1]	(533,586)	(77,607)	(257,921)	(160,387)
General and administrative expenses	[1]	(182,289)	(26,513)	(143,743)	(88,108)
Total operating expenses	[1]	(882,051)	(128,289)	(594,077)	(388,276)
Loss from operations		(551,671)	(80,237)	(219,184)	(80,160)
Net loss		(522,545)	(76,001)	(239,124)	(98,627)
Accretions to preferred shares redemption value					(16,725)
Cumulative dividend to preferred shareholders					(12,990)
Net loss attributable to Gridsum's ordinary shareholders		(521,325)	(75,824)	(238,996)	(128,289)
Comprehensive loss		(526,282)	(76,545)	(259,448)	(89,651)
Gridsum Holding Inc.
Condensed Income Statements, Captions [Line Items]
Revenues		0	0	0	0
Cost of revenues		0	0	0	0
Gross profit		0	0	0	0
Operating expenses:
Sales and marketing expenses		0	0	0	0
Research and development expenses		0	0	0	0
General and administrative expenses		(53)	(8)	(872)	(802)
Total operating expenses		(53)	(8)	(872)	(802)
Loss from operations		(53)	(8)	(872)	(802)
Loss from subsidiaries and VIEs		(521,272)	(75,816)	(238,124)	(97,772)
Net loss		(521,325)	(75,824)	(238,996)	(98,574)
Accretions to preferred shares redemption value					(16,725)
Cumulative dividend to preferred shareholders					(12,990)
Net loss attributable to Gridsum's ordinary shareholders		(521,325)	(75,824)	(238,996)	(128,289)
Comprehensive loss		¥ (527,502)	$ (76,722)	¥ (259,576)	¥ (89,704)

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: For the Year Ended December 31, 2016 2017 2018 2018 RMB RMB RMB US$ Cost of revenues 319 501 801 117 Sales and marketing expenses 2,252 4,739 6,810 990 Research and development expenses 3,955 8,641 16,310 2,372 General and administrative expenses 4,104 9,046 15,105 2,197